UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22535

Ares Dynamic Credit Allocation Fund, Inc.
(Exact name of registrant as specified in charter)

2000 Avenue of the Stars 12th Floor Los Angeles, California		90067
(Address of principal executive offices)		(Zip code)

Michael D. Weiner Daniel J. Hall 2000 Avenue of the Stars 12th Floor Los Angeles, California 90067
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 201-4200

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

ITEM 1.    SCHEDULE OF INVESTMENTS.

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments

July 31, 2016 (Unaudited)

	Principal Amount	Value (a)
Floating Rate Term Loans 42.0% (b)
Aerospace and Defense 2.5%
Doncasters U.S., LLC, Term Loan 2nd Lien, 9.50%, 10/09/2020	$1,500,000	$1,398,750
Engility Corporation, 2nd Lien Term Loan, 12.00%, 05/21/2021 (c)	3,034,000	3,098,472
Square Holding Germany GmbH, Term Loan B (Denmark), L+ 5.00%, 05/31/2023 (c)	€2,000,000	2,254,079
TransDigm, Inc., Delayed Draw Tranche F Term Loan, 3.75%, 06/09/2023	$1,326,316	1,318,212
TransDigm, Inc., Tranche F Term Loan, 3.75%, 06/09/2023	1,473,684	1,464,680
		9,534,193
Automobile 0.4%
KAR Auction Services, Inc., Tranche B-3 Term Loan, 4.25%, 03/09/2023	1,346,625	1,357,290

Banking, Finance, Insurance & Real Estate 0.8%
Asurion, LLC, 2nd Lien Term Loan, 8.50%, 03/03/2021	3,000,000	2,970,630

Beverage, Food & Tobacco 1.0%
Albertsons, LLC, 2016-1 Term B-4 Loan, 4.50%, 08/25/2021	3,822,934	3,840,443

Broadcasting & Entertainment 1.4%
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020	3,600,000	2,549,268
Intelsat Jackson Holdings S.A., Tranche B-2 Term Loan (Luxembourg), 3.75%, 06/30/2019	3,000,000	2,840,640
		5,389,908
Buildings & Real Estate 1.0%
Jeld-Wen, Inc., Term B-1 Loan, 4.75%, 07/01/2022	3,970,000	3,984,888

Business Services 5.8%
Cypress Semiconductor Corporation, 2016 Term Loan, 6.50%, 07/05/2021	2,500,000	2,518,750
Language Line, LLC, Initial Term Loan 1st Lien, 6.50%, 07/07/2021	3,711,574	3,708,493
Micron Technology, Inc., Term Loan, 6.64%, 04/26/2022	1,750,000	1,767,062
Solera, LLC, USD Term Loan, 5.75%, 03/03/2023	1,496,250	1,507,472
Syncreon Global Finance (US), Inc., Term Loan, 5.25%, 10/28/2020	3,978,975	3,382,129
Travelport Finance (Luxembourg) Sarl, Term B Loan (Luxembourg), 5.00%, 09/02/2021	5,969,454	5,975,423
VWR Funding, Inc., Tranche B Term Loan, 4.00%, 01/15/2022	€2,985,000	3,351,699
		22,211,028
Chemicals, Plastics & Rubber 2.8%
Allnex Sarl, Tranche B-1 Term Loan (Luxembourg), L+ 4.25%, 04/15/2023 (c)	392,266	441,551
HII Holding Corporation, Term Loan 2nd Lien, 9.75%, 12/21/2020	$1,500,000	1,470,000
Ineos Finance PLC, 2022 EUR Term Loan, (Great Britain), 4.25%, 03/31/2022	€2,000,000	2,241,491
Inovyn Finance PLC, Tranche B EUR Term Loan (Great Britain), 6.25%, 05/15/2021	1,575,000	1,772,763
Kraton Polymers, LLC, Initial Term Loan, L+ 5.00%, 01/06/2022 (c)	$3,500,000	3,478,125
PQ Corporation, Tranche B-1 Term Loan, 5.75%, 11/04/2022	1,246,898	1,256,773
		10,660,703
Consumer Services 0.4%
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4.00%, 04/02/2020	1,989,717	1,501,122

Diversified & Conglomerate Manufacturing 1.3%
Auris Luxembourg III Sarl, Term Loan B-4, (Luxembourg), 4.25%, 01/17/2022	2,984,925	2,992,387
NBTY, Inc., USD Term B Loan, 5.00%, 05/05/2023	2,180,000	2,169,100
Revlon Consumer Products Corporation, Bridge Loan, L+ 5.75%, 07/15/2024 (c)(d)(e)	2,000,000	—
		5,161,487
Electric Utilities 0.7%
Texas Competitive Electric Holdings Company, LLC, Term Loan B, L+ 4.00%, 07/07/2023 (c)	2,002,053	2,005,397
Texas Competitive Electric Holdings Company, LLC, Term Loan C, L+ 4.00%, 07/27/2023 (c)	456,609	457,371
		2,462,768
Electronics 3.5%
Avago Technologies Cayman Finance, Ltd., Term B-1 Loan USD, (Cayman Islands), 4.25%, 02/01/2023	1,812,308	1,812,018

	Principal Amount	Value (a)
Floating Rate Term Loans (b) (continued)
Electronics (continued)
Dell International, LLC, USD Term Loan, L+ 3.25%, 06/02/2022 (c)	$2,180,328	$2,180,829
Diebold, Inc., USD Term B Loan, 5.25%, 11/06/2023	1,790,000	1,786,277
ON Semiconductor Corporation, Term Loan, 5.25%, 03/31/2023	3,080,000	3,114,650
Smart Technologies ULC, Term B Loan, (Canada), 10.50%, 01/31/2018	1,171,875	1,171,875
Veritas US, Inc., USD Term B-1 Loan, 6.63%, 01/27/2023	1,162,088	1,081,903
Western Digital Corporation, USD Term B Loan, 6.25%, 04/29/2023	2,315,000	2,336,229
		13,483,781
Healthcare, Education & Childcare 2.8%
Acadia Healthcare Company, Inc., Tranche B-2 Term Loan, 4.50%, 02/16/2023	1,490,006	1,493,731
Envision Healthcare Corporation, Tranche B-2 Term Loan, 4.50%, 10/28/2022	1,988,753	1,994,719
Financiere Verdi I S.A.S, Term Loan B (France), 4.74%, 07/21/2023	€1,615,385	1,824,738
Kinetic Concepts, Inc., USD Term F Loan, 5.00%, 11/04/2020	$1,492,433	1,493,672
MPH Acquisition Holdings, LLC, Initial Term Loan, 5.00%, 06/07/2023	1,742,716	1,760,143
Team Health, Inc., Tranche B Term Loan, 3.75%, 11/23/2022	1,995,000	1,999,988
		10,566,991
Hotels, Motels, Inns & Gaming 0.7%
Mohegan Tribal Gaming Authority, Term Loan B, 5.50%, 06/15/2018	1,496,052	1,493,060
Station Casinos, LLC, Term Loan B, 3.75%, 06/08/2023	1,300,000	1,300,403
		2,793,463
Leisure, Amusement & Entertainment 1.6%
Delta 2 (LUX) Sarl, Term Loan 2nd Lien, (Luxembourg), 7.75%, 07/29/2022	1,000,000	980,000
Delta 2 (LUX) Sarl, Term Loan B-3,(Luxembourg), 4.75%, 07/30/2021	2,000,000	1,976,260
Equinox Holdings, Inc., 2nd Lien Term Loan, 9.75%, 07/31/2020	1,000,000	995,310
Equinox Holdings, Inc., Initial Term Loan, 5.00%, 01/31/2020	1,989,847	1,994,822
		5,946,392
Mining, Steel, Non-Precious Metals 0.2%
Freeport McMoran Copper and Gold, Inc., Term Loan A, 3.25%, 05/31/2018	599,732	592,235

Oil & Gas 1.7%
Energy and Exploration Partners, LLC, 2nd Lien Term Loan, 5.00%, 05/13/2022 (d)	156,403	156,403
Energy and Exploration Partners, LLC, Tranche B Term Loan, 13.00%, 11/12/2021 (d)(e)	388,433	280,535
EP Energy LLC, Tranche B-2 Loan, 4.50%, 04/30/2019 (d)	1,382,500	1,195,862
Templar Energy, LLC, Incremental Term Loans 2nd Lien, 8.50%, 11/25/2020 (f)	5,995,251	1,393,896
Western Refining, Inc., 2016 Incremental Term Loan, 5.50%, 06/23/2023	3,725,000	3,614,814
		6,641,510
Personal Transportation 1.0%
Air Medical Group Holdings, Inc., Initial Term Loan, 4.25%, 04/28/2022	3,960,000	3,890,700

Printing & Publishing 1.5%
Dex Media, Inc., Term Loan, 11.00%, 07/29/2021	1,440,053	1,364,450
F&W Media, Inc., Initial Term Loan, 10.75%, 06/30/2019	2,731,799	2,185,439
Lee Enterprises, Inc., Term Loan, 7.25%, 03/31/2019	626,388	620,907
Tribune Publishing Company, Initial Term Loans, 5.75%, 08/04/2021	1,460,000	1,436,275
		5,607,071
Retail Stores 7.5%
GOBP Holdings, Inc., 1st Lien Term Loan, 5.00%, 10/21/2021	3,231,499	3,174,948
GOBP Holdings, Inc., 2nd Lien Term Loan, 9.25%, 10/21/2022	1,250,000	1,228,125
Harbor Freight Tools USA, Inc., Initial Loans (TL), 4.75%, 07/26/2019	3,702,233	3,716,116
JC Penney Corporation, Inc., Initial Loan, 5.25%, 06/23/2023	2,500,000	2,502,075
Mattress Holding Corporation, 2016 Incremental Loan, 6.25%, 10/20/2021	2,438,628	2,420,338
Neiman Marcus Group, Inc., Term Loan 1, 4.25%, 10/25/2020	2,984,694	2,810,418

	Principal Amount	Value (a)
Floating Rate Term Loans (b) (continued)
Retail Stores (continued)
Petco Animal Supplies, Inc., Tranche B-1 Term Loan, 5.00%, 01/26/2023	$2,487,500	$2,502,525
Petco Animal Supplies, Inc., Tranche B-2 Term Loan, 5.00%, 01/26/2023	99,500	99,984
Rite Aid Corporation, 2nd Priority Tranche 1 Term Loans, 5.75%, 08/21/2020	4,170,000	4,180,425
Rite Aid Corporation, Tranche 2 Term Loan, 4.88%, 06/21/2021	3,575,000	3,580,362
True Religion Apparel, Inc., Initial Term Loan, 5.88%, 07/30/2019	4,342,500	1,831,102
True Religion Apparel, Inc., Initial Term Loan 2nd Lien, 11.00%, 01/30/2020	1,369,565	547,826
		28,594,244
Technology 0.8%
Allflex Holdings III, Inc., (U.S.), Initial Term Loan 2nd Lien, 8.00%, 07/19/2021	3,000,000	3,000,000

Telecommunications 1.0%
Frontier Communications Corporation, Initial Loan, 3.00%, 03/31/2021	987,500	941,828
Windstream Services, LLC, Tranche B-6 Term Loan, 5.75%, 03/29/2021	2,992,500	3,012,131
		3,953,959
Utilities 1.7%
Alinta Energy Finance Pty, Ltd., Delayed Draw Term Loan, (Australia), 6.38%, 08/13/2018	409,831	405,733
Alinta Energy Finance Pty, Ltd., Term B Loan, (Australia), 6.38%, 08/13/2019	6,175,197	6,113,445
		6,519,178
Total Floating Rate Term Loans (Cost: $169,284,250)		160,663,984

Corporate Bonds 65.9%
Aerospace and Defense 0.7%
Leidos, Inc., 7.13%, 07/01/2032	2,500,000	2,507,375

Banking, Finance, Insurance & Real Estate 3.0%
Builders FirstSource, Inc., 144A, 10.75%, 08/15/2023	4,250,000	4,717,500
Headwaters, Inc., 7.25%, 01/15/2019	5,000,000	5,150,000
MSCI, Inc., 144A, 5.75%, 08/15/2025	1,364,000	1,485,669
		11,353,169
Beverage, Food & Tobacco 0.8%
Albertsons Cos, LLC, 144A, 6.63%, 06/15/2024	610,000	648,125
New Red Finance, Inc., 144A, (Canada), 4.63%, 01/15/2022	2,500,000	2,575,000
		3,223,125
Broadcasting & Entertainment 8.7%
Belo Corporation, 7.25%, 09/15/2027	3,000,000	3,112,500
DigitalGlobe, Inc., 144A, 5.25%, 02/01/2021	1,500,000	1,451,250
Lamar Media Corporation, 5.38%, 01/15/2024	2,000,000	2,100,000
Lamar Media Corporation, 144A, 5.75%, 02/01/2026	700,000	750,750
LIN Television Corporation, 6.38%, 01/15/2021	895,000	935,275
Nexstar Broadcasting, Inc., 6.88%, 11/15/2020	2,875,000	3,011,562
Nexstar Broadcasting, Inc., 144A, 6.13%, 02/15/2022	1,550,000	1,594,563
Numericable-SFR SA, 144A, (France), 6.25%, 05/15/2024	1,000,000	959,375
Numericable-SFR SA, 144A, (France), 7.38%, 05/01/2026	3,500,000	3,495,625
Sinclair Television Group, Inc., 6.13%, 10/01/2022	2,000,000	2,100,000
Sinclair Television Group, Inc., 144A, 5.63%, 08/01/2024	3,350,000	3,458,875
Sinclair Television Group, Inc., 144A, 5.88%, 03/15/2026	360,000	378,000
Sirius XM Radio, Inc., 144A, 5.38%, 04/15/2025	3,000,000	3,081,570
TEGNA, Inc., 6.38%, 10/15/2023	1,500,000	1,612,500
Tribune Media Co, 5.88%, 07/15/2022	3,000,000	3,060,000
Univision Communications, Inc., 144A, 8.50%, 05/15/2021	1,963,000	2,060,422
		33,162,267

	Principal Amount	Value (a)
Corporate Bonds (continued)
Business Equipment & Services 2.1%
Ceridian HCM Holding, Inc., 144A, 11.00%, 03/15/2021	$1,000,000	$1,010,000
Nielsen Finance, LLC, 144A, 5.00%, 04/15/2022	1,000,000	1,031,250
TMF Group Holding B.V., 144A, (Netherlands), 5.12%, 12/01/2018 (g)	€1,500,000	1,688,999
TMF Group Holding B.V., 144A, (Netherlands), 9.88%, 12/01/2019	3,750,000	4,489,969
		8,220,218
Cable & Satellite TV 7.3%
Altice Financing S.A., 144A, (Luxembourg), 6.63%, 02/15/2023	$1,000,000	1,001,880
Altice Financing S.A., 144A, (Luxembourg), 7.50%, 05/15/2026	2,000,000	2,020,000
Altice Financing S.A., 144A, (Luxembourg), 9.88%, 12/15/2020	2,500,000	2,675,000
Cablevision Systems Corporation, 8.63%, 09/15/2017	3,119,000	3,313,937
CSC Holdings, LLC, 8.63%, 02/15/2019	2,000,000	2,228,750
Midcontinent Communications, 144A, 6.88%, 08/15/2023	1,750,000	1,828,750
UPCB Finance V, Ltd., 144A, (Netherlands), 7.25%, 11/15/2021	3,780,000	3,969,000
Virgin Media Secured Finance PLC, 144A, (Great Britain), 5.25%, 01/15/2026	3,500,000	3,491,250
WaveDivision Escrow, LLC, 144A, 8.13%, 09/01/2020	1,789,000	1,860,560
WideOpenWest Finance, LLC, 10.25%, 07/15/2019	5,327,000	5,546,739
		27,935,866
Cargo Transportation 0.6%
XPO Logistics, Inc., 144A, 7.88%, 09/01/2019	2,252,000	2,336,450

Chemicals, Plastics & Rubber 1.4%
GCP Applied Technologies, Inc., 144A, 9.50%, 02/01/2023	2,000,000	2,260,000
Kraton Polymers, LLC, 144A, 10.50%, 04/15/2023	1,000,000	1,090,000
PQ Corporation, 144A, 6.75%, 11/15/2022	2,000,000	2,103,760
		5,453,760
Consumer Products 0.9%
Hanesbrands, Inc., 144A, 4.88%, 05/15/2026	1,000,000	1,022,500
NBTY, Inc., 144A, 7.63%, 05/15/2021	2,500,000	2,550,000
		3,572,500
Containers, Packaging & Glass 1.1%
Crown Americas, LLC, 7.38%, 12/15/2026	2,350,000	2,614,375
Reynolds Group Issuer, Inc., 9.88%, 08/15/2019	662,000	680,205
Reynolds Group Issuer, Inc., 144A, 7.00%, 07/15/2024	695,000	734,528
		4,029,108
Diversified & Conglomerate Services 1.0%
Ashtead Capital, Inc., 144A, 6.50%, 07/15/2022	2,000,000	2,110,000
United Rentals North America, Inc., 5.88%, 09/15/2026	1,750,000	1,817,813
		3,927,813
Electronics 1.3%
Freescale Semiconductor, Inc., 144A, 6.00%, 01/15/2022	1,000,000	1,056,000
NeuStar, Inc., 4.50%, 01/15/2023	1,500,000	1,325,625
Syniverse Holdings, Inc., 9.13%, 01/15/2019	5,500,000	2,743,125
		5,124,750
Healthcare, Education & Childcare 2.1%
HCA, Inc., 5.25%, 04/15/2025	2,500,000	2,667,187
HCA, Inc., 8.00%, 10/01/2018	1,500,000	1,676,250
Kinetic Concepts, Inc., 10.50%, 11/01/2018	1,000,000	1,021,250
Kinetic Concepts, Inc., 144A, 7.88%, 02/15/2021	1,000,000	1,078,130

	Principal Amount	Value (a)
Corporate Bonds (continued)
Healthcare, Education & Childcare (continued)
Quorum Health Corporation, 144A, 11.63%, 04/15/2023	$1,500,000	$1,522,500
		7,965,317
Hotels, Motels, Inns & Gaming 5.5%
Gala Electric Casinos, PLC, 144A, (Great Britain), 11.50%, 06/01/2019	£2,704,546	3,700,776
Gala Group Finance, PLC, 144A, (Great Britain), 8.88%, 09/01/2018	293,920	398,879
MGM Resorts International, 8.63%, 02/01/2019	$1,000,000	1,132,500
MGM Resorts International, 11.38%, 03/01/2018	2,000,000	2,265,000
Mohegan Tribal Gaming Authority, 9.75%, 09/01/2021	2,000,000	2,152,500
Mohegan Tribal Gaming Authority, 144A, 11.00%, 09/15/2018	2,228,000	2,233,570
Peninsula Gaming, LLC, 144A, 8.38%, 02/15/2018	6,000,000	6,030,000
Pinnacle Entertainment, Inc., 144A, 5.63%, 05/01/2024	1,200,000	1,224,744
SNAI S.p.A., 144A, (Italy), 12.00%, 12/15/2018	€1,750,000	2,040,539
		21,178,508
Leisure, Amusement & Entertainment 2.4%
ClubCorp Club Operations, Inc., 144A, 8.25%, 12/15/2023	$2,500,000	2,606,250
Live Nation Entertainment, Inc., 144A, 7.00%, 09/01/2020	4,500,000	4,680,000
LTF Merger Sub, Inc., 144A, 8.50%, 06/15/2023	2,000,000	1,935,000
		9,221,250
Lending Services 1.6%
AerCap Holdings, 8.75%, 03/15/2017	4,000,000	4,170,000
AerCap Holdings, 8.88%, 09/01/2017	2,000,000	2,145,000
		6,315,000
Metals & Minerals 5.1%
Anglo American Capital PLC, 144A, (Great Britain), 9.38%, 04/08/2019	4,750,000	5,468,437
First Quantum Minerals, Ltd., 144A, 7.00%, 02/15/2021	1,000,000	892,300
First Quantum Minerals, Ltd., 144A, 7.25%, 10/15/2019	250,000	235,000
First Quantum Minerals, Ltd., 144A, 7.25%, 05/15/2022	107,000	94,428
FMG Resources August 2006 Pty, Ltd., 144A (Australia), 9.75%, 03/01/2022	1,500,000	1,680,000
Freeport-McMoran Copper & Gold, LLC, 6.50%, 11/15/2020	1,500,000	1,485,000
Freeport-McMoran Copper & Gold, LLC, 6.88%, 02/15/2023	750,000	725,625
HudBay Minerals, Inc., 9.50%, 10/01/2020	2,250,000	2,154,375
Novelis, Inc., 8.38%, 12/15/2017	3,997,000	4,081,936
Teck Resources, Ltd., 144A, 8.00%, 06/01/2021	229,000	244,458
Teck Resources, Ltd., 144A, 8.50%, 06/01/2024	229,000	249,037
United States Steel Corporation, 144A, 8.38%, 07/01/2021	2,000,000	2,182,500
		19,493,096
Oil & Gas 4.9%
California Resources Corporation, 6.00%, 11/15/2024	688,000	295,840
California Resources Corporation, 144A, 8.00%, 12/15/2022	1,845,000	1,181,169
Continental Resources, Inc., 7.38%, 10/01/2020	1,655,000	1,696,375
Denbury Resources, Inc., 144A, 9.00%, 05/15/2021	1,375,000	1,375,000
EP Energy, LLC, 9.38%, 05/01/2020 (d)	2,000,000	1,166,729
Extraction Oil and Gas Holdings, LLC, 144A, 7.88%, 07/15/2021	2,285,000	2,285,000
Ferrellgas Partners, L.P., 8.63%, 06/15/2020	5,000,000	5,050,000
Halcon Resources Corporation, 144A, 13.00%, 02/15/2022 (d)(f)	4,325,000	2,140,875
Midstates Petroleum Company, Inc., 9.25%, 06/01/2021 (f)	3,500,000	43,750
Midstates Petroleum Company, Inc., 10.75%, 10/01/2020 (f)	2,000,000	25,000
Quicksilver Resources, Inc., 11.00%, 07/01/2021 (d)(f)	1,000,000	—
Transocean, Inc., 144A, (Cayman Islands), 9.00%, 07/15/2023	2,000,000	1,875,000

	Principal Amount	Value (a)
Corporate Bonds (continued)
Oil & Gas (continued)
Whiting Petroleum Corporation, 5.00%, 03/15/2019	$1,750,000	$1,526,875
		18,661,613
Packaging 4.2%
Albea Beauty Holdings S.A., 144A, (Luxembourg), 8.38%, 11/01/2019	5,365,000	5,646,662
Ardagh Packaging Finance PLC, 144A, (Ireland), 7.25%, 05/15/2024	3,000,000	3,165,000
GCL Holdings S.C.A., 144A, (Luxembourg), 9.38%, 04/15/2018	€5,500,000	6,327,041
Guala Closures S.p.A., 144A, (Italy), 5.12%, 11/15/2019 (g)	695,000	777,947
		15,916,650
Pipeline 2.2%
Gibson Energy, Inc., 144A, (Canada), 6.75%, 07/15/2021	$2,816,000	2,837,120
ONEOK, Inc., 7.50%, 09/01/2023	1,700,000	1,861,500
Sabine Pass Liquefaction, LLC, 6.25%, 03/15/2022	1,500,000	1,569,375
Targa Resources Partners, L.P., 144A, 6.75%, 03/15/2024	2,250,000	2,345,625
		8,613,620
Printing & Publishing 1.4%
EMI Music Publishing Group North America Holdings, Inc., 144A, 7.63%, 06/15/2024	1,400,000	1,501,500
Lee Enterprises, Inc., 144A, 9.50%, 03/15/2022	3,775,000	3,812,750
		5,314,250
Retail Stores 3.6%
JC Penney Corporation, Inc., 8.13%, 10/01/2019	2,782,000	2,907,190
L Brands, Inc., 6.75%, 07/01/2036	1,025,000	1,074,333
L Brands, Inc., 8.50%, 06/15/2019	4,000,000	4,670,000
Office Depot, Inc., 144A, 9.75%, 03/15/2019	3,750,000	3,928,125
Rite Aid Corporation, 144A, 6.13%, 04/01/2023	1,000,000	1,061,250
		13,640,898
Technology 0.9%
Solera, LLC, 144A, 10.50%, 03/01/2024	1,500,000	1,619,070
Western Digital Corporation, 144A, 10.50%, 04/01/2024	1,500,000	1,689,375
		3,308,445
Telecommunications 1.8%
Cincinnati Bell, Inc., 8.38%, 10/15/2020	2,412,000	2,499,435
Frontier Communications Corporation, 11.00%, 09/15/2025	2,250,000	2,401,875
Sprint Communications, Inc., 9.13%, 03/01/2017	2,000,000	2,060,000
		6,961,310
Utilities 1.3%
NRG Energy, Inc., 7.88%, 05/15/2021	614,000	637,025
NRG Energy, Inc., 8.25%, 09/01/2020	4,000,000	4,129,100
NRG Energy, Inc., 144A, 7.25%, 05/15/2026	375,000	384,844
		5,150,969
Total Corporate Bonds (Cost: $265,484,208)		252,587,327

Collateralized Loan Obligations/Collateralized Debt Obligations 36.7%
AIMCO CLO Series 2015-A, 144A, (Cayman Islands), 9.18%, 01/15/2028 (g)	2,000,000	1,637,984
AMMC CLO XIII, Ltd., 144A, (Cayman Islands), 5.52%, 01/26/2026 (g)	3,000,000	2,715,465
AMMC CLO XIV, Ltd., 144A, (Cayman Islands), 5.52%, 07/27/2026 (g)	1,500,000	1,257,230
Apidos CLO XII, 144A, (Cayman Islands), 5.08%, 04/15/2025 (g)	2,000,000	1,784,996
Apidos CLO XVI, 144A, (Cayman Islands), 5.19%, 01/19/2025 (g)	2,000,000	1,688,342
Atlas Senior Loan Fund III, Ltd., 144A, (Cayman Islands), 08/18/2025	1,500,000	784,952
Atlas Senior Loan Fund IV, Ltd., 144A, (Cayman Islands), 5.33%, 02/17/2026 (g)	2,000,000	1,663,850
Atlas Senior Loan Fund VI, Ltd., 144A, (Cayman Islands), 5.88%, 10/15/2026 (g)	1,000,000	855,928

	Principal Amount	Value (a)
Collateralized Loan Obligations/Collateralized Debt Obligations (continued)
Atrium CLO VII, 144A (Cayman Islands), 11/16/2022	$1,600,000	$1,045,125
Atrium XI, 144A, (Cayman Islands), 5.74%, 10/23/2025 (g)	5,590,000	4,871,981
Babson CLO, Ltd., 2013-II, 144A, (Cayman Islands), 5.18%, 01/18/2025 (g)	2,000,000	1,770,684
Canyon Capital CLO 2015-1, Ltd., 144A, (Cayman Islands), 6.13%, 04/15/2027 (g)	1,500,000	1,342,569
Carlyle Global Market Strategies CLO 2013-4, Ltd., 144A, (Cayman Islands), 10/15/2025	1,259,000	715,658
Carlyle Global Market Strategies CLO 2014-1, Ltd., 144A, (Cayman Islands), 5.08%, 04/17/2025 (g)	5,000,000	4,221,995
Carlyle Global Market Strategies CLO 2014-3, Ltd., 144A, (Cayman Islands), 07/27/2026	1,000,000	759,781
Cedar Funding IV CLO, Ltd., 144A, (Cayman Islands), 10/23/2026	4,000,000	3,540,708
Cent CLO XVIII, Ltd., 144A, (Cayman Islands), 5.31%, 07/23/2025 (g)	3,000,000	2,604,564
Cent CLO XXIII, Ltd., 144A, (Cayman Islands), 6.08%, 04/17/2026 (g)	2,750,000	2,377,584
Clear Creek CLO, Ltd., 144A, (Cayman Islands), 6.45%, 04/20/2027 (g)	1,000,000	906,828
Denali Capital CLO XI, Ltd. 2015-1A D, 144A, (Cayman Islands), 6.15%, 04/20/2027 (g)	1,000,000	869,012
Denali Capital CLO XI, Ltd. 2015-1X D, 144A, (Cayman Islands), 6.15%, 04/20/2027 (g)	460,000	399,746
Denali Capital CLO XII, Ltd., 144A, (Cayman Islands), 8.38%, 04/15/2028 (g)	5,000,000	5,004,220
Dorchester Park CLO, Ltd., 144A, (Ireland), 5.95%, 01/20/2027 (g)	625,000	578,056
Dorchester Park CLO, Ltd., 144A, (Ireland), 6.95%, 01/20/2027 (g)	4,000,000	2,973,000
Dryden XXV Senior Loan Fund, 144A, (Cayman Islands), 01/15/2025	250,000	119,135
Dryden XXXVI Senior Loan Fund, 144A, (Cayman Islands), 5.83%, 11/09/2025 (g)	4,370,000	3,854,663
Dryden XXXVII Senior Loan Fund, 144A, (Cayman Islands), 6.08%, 04/15/2027 (g)	1,250,000	1,108,871
Dryden XXXVIII Senior Loan Fund, 144A, (Cayman Islands), 07/15/2027	4,500,000	3,796,537
Dryden XLII Senior Loan Fund, 144A (Cayman Islands), 8.00%, 07/15/2027 (g)	1,500,000	1,489,536
Emerson Park CLO, Ltd. 2013-1, 144A, (Cayman Islands), 07/15/2025	450,000	211,492
Flatiron CLO 2013-1, Ltd., 144A, (Cayman Islands), 5.58%, 01/17/2026 (g)	1,750,000	1,588,909
Galaxy CLO 2015-19, Ltd., 144A, (Cayman Islands), 5.81%, 01/24/2027 (g)	800,000	695,582
Galaxy XX CLO, Ltd., 144A, (Cayman Islands), 6.20%, 07/20/2027 (g)	3,500,000	3,104,076
Goldentree Loan Opportunities VI, Ltd., 144A, (Cayman Islands), 04/17/2022	1,500,000	782,196
Goldentree Loan Opportunities X, Ltd., 144A, (Cayman Islands), 5.90%, 07/20/2027 (g)	1,500,000	1,306,203
Goldentree Loan Opportunities XI, Ltd., 144A, (Cayman Islands), 6.23%, 04/18/2027 (g)	1,000,000	896,380
Greywolf CLO II, Ltd., 144A, (Cayman Islands), 5.38%, 04/15/2025 (g)	1,500,000	1,368,074
Halcyon Loan Advisors Funding 2013-1, Ltd., 144A, (Cayman Islands), 4.18%, 04/15/2025 (g)	4,000,000	3,403,140
Halcyon Loan Advisors Funding 2015-1, Ltd., 144A, (Cayman Islands), 6.35%, 04/20/2027 (g)	750,000	584,336
Halcyon Loan Advisors Funding 2015-3, Ltd., 144A, (Cayman Islands), 6.63%, 10/18/2027 (g)	2,500,000	2,027,213
Jamestown CLO IV, Ltd., 144A, (Cayman Islands), 5.68%, 07/15/2026 (g)	2,000,000	1,356,216
Jamestown CLO VI, Ltd., 144A, (Cayman Islands), 5.39%, 02/20/2027 (g)	900,000	734,503
LCM XII, L.P., 144A, (Cayman Islands), 10/19/2022	1,000,000	575,268
LCM XIII, L.P., 144A, (Cayman Islands), 01/19/2023	1,775,000	1,021,381
LCM XV, L.P., 144A, (Cayman Islands), 08/25/2024	5,875,000	2,930,544
Madison Park Funding IV, Ltd., 144A, (Cayman Islands), 03/22/2021	3,700,000	4,726,225
Madison Park Funding XII, Ltd., 144A, (Cayman Islands), 07/20/2026	4,000,000	2,877,172
Madison Park Funding XIII, Ltd., 144A, (Cayman Islands), 5.63%, 01/19/2025 (g)	5,250,000	4,609,332
Madison Park Funding XIV, Ltd., 144A, (Cayman Islands), 5.45%, 07/20/2026 (g)	2,750,000	2,362,720
Magnetite XIV, Ltd., 144A, (Cayman Islands), 7.13%, 07/18/2028 (g)	4,000,000	3,127,792
Mountain Hawk III CLO, Ltd., 144A, (Cayman Islands), 5.53%, 04/18/2025 (g)	2,000,000	1,471,438
Nautique Funding, Ltd., 144A, (Cayman Islands), 04/15/2020	1,300,000	550,585
Northwoods Capital X, Ltd., 144A, (Cayman Islands), 5.24%, 11/04/2025 (g)	2,000,000	1,676,000
Northwoods Capital XI, Ltd., 144A, (Cayman Islands), 4.13%, 04/15/2025 (g)	2,500,000	2,209,787
Oaktree CLO, Ltd. 2015-1A, 144A, (Cayman Islands), 10/20/2027	4,000,000	2,794,288
Octagon Investment Partners XVIII, Ltd., 144A, (Cayman Islands), 5.88%, 12/16/2024 (g)	2,600,000	2,408,910
OHA Credit Partners VI, Ltd., 144A, (Cayman Islands), 4.93%, 05/15/2023 (g)	750,000	691,281
OHA Loan Funding 2013-1, Ltd., 144A, (Cayman Islands), 07/23/2025	3,000,000	1,877,976
OZLM Funding V, Ltd., 144A, (Cayman Islands), 5.43%, 01/17/2026 (g)	2,900,000	2,631,869
OZLM VII, Ltd., 144A, (Cayman Islands), 5.68%, 07/17/2026 (g)	2,750,000	2,377,015
OZLM XI, Ltd., 144A, (Cayman Islands), 6.04%, 01/30/2027 (g)	2,000,000	1,767,922
OZLM XIV, Ltd., 144A, (Cayman Islands), 7.03%, 01/15/2029 (g)	4,500,000	4,227,876
Steele Creek CLO 2014-1, Ltd., 144A, (Cayman Islands), 4.05%, 08/21/2026 (g)	2,450,000	2,238,759
THL Credit Wind River 2014-3 CLO, Ltd., 144A, (Cayman Islands), 7.35%, 01/22/2027 (g)	1,000,000	742,694
THL Credit Wind River 2015-2 CLO, Ltd., 144A, (Cayman Islands), 6.38%, 10/15/2027 (g)	4,000,000	3,521,528
THL Credit Wind River 2016-1 CLO, Ltd., 144A, (Cayman Islands), 07/15/2028 (g)	3,500,000	3,412,790

	Principal Amount	Value (a)
Collateralized Loan Obligations/Collateralized Debt Obligations (continued)
TICP CLO III, Ltd, 144A, (Cayman Islands), 6.18%, 01/20/2027 (g)	$4,000,000	$3,166,964
Venture XIII CLO, Ltd., 144A, (Cayman Islands), 5.96%, 06/10/2025 (g)	1,500,000	1,392,501
West CLO 2013-1, Ltd., 144A, (Cayman Islands), 11/07/2025	500,000	170,193
West CLO 2013-1, Ltd., 144A, (Cayman Islands), 4.28%, 11/07/2025 (g)	3,000,000	2,527,320
WhiteHorse VII, Ltd., 144A, (Cayman Islands), 4.36%, 11/24/2025 (g)	2,000,000	1,839,464
Total Collateralized Loan Obligations/Collateralized Debt Obligations (Cost: $140,054,630)		140,724,914

	Shares
Common Stocks 0.4%
Diversified & Conglomerate Services 0.2%
Affinion Group Holdings, Inc. (h)	110,400	828,000

Oil & Gas 0.1%
Energy and Exploration Partners, LLC (h)	402	223,110

Printing & Publishing 0.1%
Dex Media, Inc. (h)	266,744	533,488
Total Common Stocks (Cost: $6,008,773)		1,584,598

Total Investments - 145.0% (Cost: $580,831,861)		$555,560,823
Liabilities in Excess of Other Assets - (45.0%)		(172,495,530)
Net Assets - 100.0%		$383,065,293

Footnotes:
(a)	Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. All investments are in United States enterprises unless otherwise noted.
(b)	Interest rates on floating rate term loans adjust periodically based upon a predetermined schedule. Stated interest rates in this schedule represents the “all-in” rate as of July 31, 2016.
(c)

This position or a portion of this position represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR” or “L”) or the applicable LIBOR floor plus a spread which was determined at the time of purchase.

(d)	Security valued at fair value using methods determined in good faith by or under the direction of the board of directors.
(e)	Reported net of unfunded commitments, reduced by any upfront payments received if purchased at a discount, see Note 2.
(f)	See Note 4 regarding defaulted securities.
(g)	Variable rate coupon rate shown as of July 31, 2016.
(h)	Non-income producing security.

As of July 31, 2016, the aggregate cost of securities for federal income tax purposes was $579,843,935.

Unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

	Gross unrealized appreciation	$12,838,068
	Gross unrealized depreciation	(37,121,180)
	Net unrealized depreciation	$(24,283,112)

Abbreviations:
144A	Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
CLO	Collateralized Loan Obligation

Currencies:
€	Euro Currency
£	British Pounds
$	U.S. Dollars

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments

July 31, 2016 (Unaudited)

(1) Organization

Ares Dynamic Credit Allocation Fund, Inc. (“ARDC” or “Fund”) is a corporation incorporated under the laws of the State of Maryland and registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the ‘‘Investment Company Act’’), as a closed-end, non-diversified, management investment company, and intends to qualify each year to be treated as a Regulated Investment Company, under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund commenced operations on November 27, 2012.  Ares Capital Management II LLC (the ‘‘Adviser’’) serves as the investment adviser to the Fund. The Fund’s common shares are listed on the New York Stock Exchange and trade under the ticker symbol “ARDC”.

Investment Objective and Policies

The Fund’s investment objective is to seek an attractive risk adjusted level of total return, primarily through current income and, secondarily, through capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in a broad, dynamically managed portfolio of (i) senior secured loans made primarily to companies whose debt is rated below investment grade; (ii) corporate bonds that are primarily high yield issues rated below investment grade; (iii) other fixed-income instruments of a similar nature that may be represented by derivatives; and (iv) securities issued by entities commonly referred to as collateralized loan obligations (“CLOs”) and other asset-backed securities. The Fund’s investments in CLOs include investments in subordinated tranches of CLO securities. The Adviser will dynamically allocate the Fund’s portfolio among investments in the various targeted credit markets, to seek to manage interest rate and credit risk and the duration of the Fund’s portfolio.

(2) Significant Accounting Policies

Accounting Estimates

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates and such differences may be material.

Investments Valuation

All investments in securities are recorded at their estimated fair value, as described in Note 3.

Revolving loan, bridge loan and delayed draw term loan agreements

For investment purposes, the Fund has entered into certain loan commitments which may include revolving loan, bridge loan, partially unfunded term loan and delayed draw term loan agreements (“unfunded loan commitments”). Unfunded loan commitments purchased at a discount/premium may include cash received/paid for the amounts representing such discounts/premiums. Unfunded loan commitments are agreements to participate in the lending of up to a specified maximum amount for a specified period. As of July 31, 2016, the fair value of the loans disclosed in the Schedule of Investments does not include unfunded loan commitments, which total $2,107,898.

Interest Income

Interest income is recorded on the accrual basis to the extent that such amounts are expected to be collected, and adjusted for accretion of discounts and amortization of premiums. The Fund may have investments that contain payment-in-kind (“PIK”) provisions. The PIK interest, computed at the contractual rate specified, is added to the principal balance and adjusted cost of the investments and recorded as interest income.

Discounts and Premiums

Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method. The adjusted cost of investments represents the original cost adjusted for PIK interest and the accretion of discounts and amortization of premiums.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Investment Transactions, Related Investment Income and Expenses

Investment transactions are accounted for on the trade date. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is earned from settlement date and is recorded on the accrual basis. Realized gains and losses are reported on the specific identification method. Expenses are recorded on the accrual basis as incurred.

Foreign Currency Transactions

Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates effective on the date of valuation; and (ii) purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates prevailing on transaction dates.

The Fund does not isolate the portion of the results of operations resulting from the changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain on investments in the Statements of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at year end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Dividends to Shareholders

The Fund intends to make regular monthly cash distributions of all or a portion of its net investment income available to common shareholders. The Fund intends to pay common shareholders at least annually all or substantially all of its net investment income. The Fund intends to pay any capital gains distributions at least annually. Dividends to shareholders are recorded on the ex-dividend date.

The distributions for any full or partial year might not be made in equal amounts, and one distribution may be larger than another. The Fund will make distributions only if authorized by its board of directors and declared by the Fund out of assets legally available for these distributions. The Fund may pay a special distribution at the end of each calendar year. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital to shareholders, which would reduce the Fund’s net asset value and, over time, potentially increase the Fund’s expense ratios. If the Fund distributes a return of capital, it means that the Fund is returning to shareholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. The board of directors may elect to change the Fund’s distribution policy at any time.

Commitments

In the normal course of business, the Fund’s investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund’s custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (continued)

July 31, 2016 (Unaudited)

(3) Investments

Fair Value Measurements

The Fund follows the provisions of Fair Value Measurements and Disclosures (Accounting Standards Codification Topic 820) under U.S. GAAP, which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. This standard defines fair value and establishes a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring investments at fair value and expands disclosures about assets and liabilities measured at fair value. The hierarchal disclosure framework establishes a three-tier hierarchy to maximize the use of observable data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.

Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 — Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access

•                  Level 2 — Valuations based on quoted prices in markets that are not active or which all significant inputs are observable either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement (including a single broker quote or the Fund’s own assumptions in determining the fair value of investments)

The fair value of the Fund’s investments are primarily estimated based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs. The Fund’s custodian obtains prices from independent pricing services based on an authorized pricing matrix as approved by the Fund’s board of directors. The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources. For any security, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser and will be classified as Level 3. In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value. The Adviser is responsible for all inputs and assumptions related to the pricing of securities. As part of its internal controls, the Adviser obtains, reviews and tests information to corroborate prices received from third-party pricing sources. The main inputs into the Adviser’s valuation model for these Level 3 securities include earnings multiples (based on the historical earnings of the issuer) and discounted cash flows. The Adviser may also consider original transaction price, recent transactions in the same or similar instruments and completed third-party transactions in comparable instruments, as well as other liquidity, credit and market risk factors. Models will be adjusted as deemed necessary by the Adviser.

Bank loans and corporate debts: The fair value of bank loans and corporate debt is estimated based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs and are generally classified within Level 2 or 3. The Adviser obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. If the pricing services are only able to obtain a single broker quote or utilize a pricing model the securities will be classified as Level 3. If the pricing services are unable to provide prices, the Adviser will attempt to obtain one or more broker quotes directly from a dealer and price such securities at the last bid price obtained; such securities are classified as Level 3.

Collateralized loan obligations: The fair value of CLOs is estimated based on various valuation models of third-party pricing services, as well as internal models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (continued)

July 31, 2016 (Unaudited)

loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

The following is a summary of the inputs used as of July 31, 2016, in valuing the Fund’s investments carried at fair value:

	Level 1 - Quoted Prices ($)	Level 2 - Other Significant Observable Inputs ($)	Level 3 - Significant Unobservable Inputs ($)	Total ($)
Floating Rate Term Loans	—	147,968,707	12,695,277	160,663,984
Corporate Bonds	—	252,587,327	—	252,587,327
Collateralized Loan Obligations/Collateralized Debt Obligations	—	—	140,724,914	140,724,914
Common Stock	—	—	1,584,598	1,584,598
Total Investments	—	400,556,034	155,004,789	555,560,823

The following is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value.

For the period ended July 31, 2016:

	Floating Rate Term Loans ($)	Collateralized Loan Obligations/ Collateralized Debt Obligations ($)	Common Stock ($)	Total ($)
Balance as of 10/31/15	18,371,397	115,761,300	—	134,132,697
Purchases (a)	4,405,835	49,032,580	6,008,773	59,447,188
Sales (b)	(8,963,781)	(26,012,772)	—	(34,976,553)
Realized gain/ (loss) and net change in unrealized appreciation/(depreciation)	(1,039,686)	1,294,029	(4,424,175)	(4,169,832)
Accrued discounts/(premiums)	25,210	649,777	—	674,987
Transfers in to Level 3	4,470,000	—	—	4,470,000
Transfers out of Level 3	(4,573,698)	—	—	(4,573,698)
Balance as of 7/31/16	12,695,277	140,724,914	1,584,598	155,004,789
Net change in unrealized appreciation/(depreciation) from Investments held as of 7/31/16	(604,507)	4,845,616	(4,424,175)	(183,066)

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Investments were transferred into and out of Level 3 and into and out of Level 2 during the period ended July 31, 2016 due to changes in the quantity and quality of information obtained to support the fair value of each investment as assessed by the Adviser.

(a) Purchases include PIK interest and securities received from restructure.

(b) Sales include principal redemptions.

The valuation techniques used by the Adviser to measure fair value as of July 31, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs. The valuation techniques and significant amounts of unobservable inputs used in the valuation of the Fund’s Level 3 securities are outlined in the table below.

	Fair Value ($)	Valuation Technique	Unobservable Inputs	Range
Assets
Investments in securities
Floating Rate Term Loans	12,695,277	Broker quotes and/or 3rd party pricing services	N/A	N/A

Collateralized Loan Obligation/Collateralized Debt Obligation	140,724,914	Broker quotes and/or 3rd party pricing services	N/A	N/A

Common Stock	1,584,598	Broker quotes and/or 3rd party pricing services	N/A	N/A

Total Level 3 Investments	155,004,789

There were no transfers between Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of all levels at the end of the reporting period.

(4) Defaulted Securities

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. As of July 31, 2016, the aggregate value of those securities was $3,603,521 representing 0.94% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest of receivable. The securities have been identified on the accompanying Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective at a reasonable level of assurance based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)                   There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Ares Dynamic Credit Allocation Fund, Inc.

By:	/s/ Seth J. Brufsky
Seth J. Brufsky
Chief Executive Officer (principal executive officer)

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Seth J. Brufsky
Seth J. Brufsky
Chief Executive Officer (principal executive officer)

Date: September 29, 2016

By:	/s/ Penni F. Roll
Penni F. Roll
Chief Financial Officer (principal financial officer)

Date: September 29, 2016